CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS	Feb. 28, 2026 USD ($)
Current assets
Cash	$ 31,292,822
Prepaid expenses	209,191
Total current assets	31,502,013
Restricted cash	140,960
Deposits	71,506
Property, plant and equipment	283,594
Intangible asset, net	75,668
Mineral rights	12,755,725
Right of use asset-operating lease, net	736,290
Total assets	45,565,756
Current liabilities
Accounts payable and accrued liabilities	564,481
Due to related parties	65,794
Dividends payable	32,548
Lease liabilities - current	135,951
Total current liabilities	798,774
Warrant liability	4,174,276
Lease liabilities - non-current	631,044
Total liabilities	5,604,094
Commitments and contingencies (Note 15)
Stockholders' equity
Common stock, $0.0001 par value, 300,000,000 shares authorized; 29,579,313 shares issued and outstanding as of February 28, 2026 ($0.0001 par value, 350,000,000 shares authorized; 18,888,289 shares, excluding 2,750,000 shares subject to possible redemption as of November 30, 2025)	2,958	[1]
Additional paid-in capital	22,209,619	[1]
Accumulated deficit	(7,785,119)
Total stockholders' equity	14,427,458
Total liabilities, mezzanine equity and stockholders' equity	45,565,756
Series A cumulative preferred stock, redeemable
Mezzanine equity
Redeemable stock	$ 25,534,204	[1]

[1]	The shares of the Company’s common stock, prior to the de-SPAC (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 5.8349:1 established in the de-SPAC, as described in Note 4.